INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAXES
INCOME TAXES

7.    INCOME TAXES

The Company and its subsidiaries file income tax returns in the U.S. federal, various state and local, and certain foreign jurisdictions. As of September 30, 2021, the Company’s tax years subsequent to 2016 are subject to examination by tax authorities with few exceptions. One of the Company’s Canadian subsidiaries is currently undergoing an examination of its tax filings for the period June 1, 2016 through December 31, 2017. In July 2021, we received notification from the Canadian Revenue Agency that the 2018 and 2019 tax returns of a different Canadian subsidiary had been selected for examination.

In assessing the realizability of deferred income tax assets, the Company performs a quarterly evaluation of whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. During the course of this evaluation, the Company considers all available positive and negative evidence and if, based upon the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. Based on its evaluation during the nine months ended September 30, 2021, the Company has recorded a valuation allowance of $1,729.

The Company’s effective tax rate for the nine months ended September 30, 2021 and 2020 was 31.6% and 6.2% respectively. The change in the effective tax rate period over period primarily relates to the valuation allowance the Company had on its deferred tax assets during 2020.

14.     INCOME TAXES

Consolidated income (loss) from continuing operations before income taxes consists of the following:

	Year ended December 31,
	2020	2019
U.S. operations	$23,776	$(12,989)
Foreign operations	4,099	10,919
Income (loss) before benefit for income taxes	$27,875	$(2,070)

The benefit for income taxes is detailed below:

	Year ended December 31,
	2020	2019
Current tax provision:
Federal	$—	$—
State	(188)	(10)
Foreign	(1,482)	(665)
Total current provision	(1,670)	(675)
Deferred tax benefit:
Federal	10,233	149
State	1,949	27
Foreign	66	641
Total deferred benefit	12,248	817
Total income tax benefit	$10,578	$142

The following is a reconciliation of the statutory federal income tax rate to the effective rate reported in the Company’s consolidated financial statements:

	Year ended December 31,
	2020	2019
Federal statutory rate	21.0%	21.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income taxes	7.7	(7.7)
Change in valuation allowance	(71.1)	(53.3)
Current year tax credits	(2.3)	34.1
Difference between foreign and federal tax rate	2.0	23.4
Permanent items	2.8	43.3
Reserve for uncertain tax positions	1.3	(57.9)
Other	0.7	4.0
Effective tax rate	(37.9)%	6.9%

Deferred taxes have not been recognized for the excess financial reporting basis over the tax basis of investments of foreign subsidiaries. It is the Company’s intent to permanently reinvest the earnings of those foreign subsidiaries in those jurisdictions. It is not practical to determine the amount of any unrecognized deferred tax liability on this item.

Deferred income tax assets and liabilities are determined based on the difference between the financial reporting carrying amounts and tax bases of existing assets and liabilities and operating loss and tax credit carryforwards. The tax effects of temporary differences giving rise to significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss and other carry forwards	$15,531	$25,756
Accrued liabilities	4,201	3,359
Reserves and other	3,587	3,124
263A uniform capitalization costs	1,067	1,106
Other deferred tax assets	2,122	2,064
Total deferred tax assets	26,508	35,409
Valuation allowance	(1,729)	(21,562)
Net deferred tax assets	24,779	13,847
Deferred tax liabilities:
Intangibles	(3,626)	(4,580)
Depreciation	(3,667)	(4,217)
Goodwill	(6,182)	(5,171)
Other	(489)	(1,312)
Total deferred tax liabilities	(13,964)	(15,280)
Total deferred income taxes	$10,815	$(1,433)

As of December 31, 2020 and 2019, the Company had federal and state net operating loss carryforwards (“NOLs”) resulting in deferred tax assets of $6,990 and $3,494, respectively. The federal NOLs will expire in varying amounts beginning in 2030 through 2038 and the state NOLs will begin to expire in varying amounts in 2021 through 2037.

In assessing the realizability of deferred income tax assets, the Company performs an evaluation of whether it is more likely than not that some portion, or all, of its deferred income tax assets will not be realized. During the course of this evaluation, the Company considers all available positive and negative evidence and if, based upon the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. Based on its current evaluation, the Company determined it was appropriate to decrease its valuation allowance by $19,833.

The total amount of unrecognized benefits on uncertain tax positions that, if recognized, would affect the Company’s effective tax rate was $2,122. A reconciliation of the change in the unrecognized income tax benefit for the year ended December 31, 2020 is as follows:

	Year ended December 31,
	2020	2019
Beginning unrecognized tax benefits	$1,754	$556
Current period unrecognized tax benefits	368	1,198
Ending unrecognized tax benefits	$2,122	$1,754

The Company recognizes interest expense and penalties related to unrecognized tax benefits as income tax expense. No amounts representing penalties and interest were recorded as income tax expense during the years ended December 31, 2020 and 2019. The Company had no interest or penalties accrued in the consolidated balance sheets at December 31, 2020 and 2019.

The Company and its subsidiaries file income tax returns in the U.S. federal, various state and local, and certain foreign jurisdictions. As of December 31, 2020, the Company’s tax years subsequent to 2015 are subject to examination by tax authorities with few exceptions. One of the Company’s Canadian subsidiaries is currently undergoing an examination of its tax filings for the period June 1, 2016 through December 31, 2017.